Common Shares (Tables)	12 Months Ended
Jan. 31, 2021
Summarizes the continuity of Special Warrants
	Number of	Exercised Into
	Special Warrants	Common Shares	Warrants

Balance, January 31, 2020, 2019 and 2018	–	–	–

Issued	5,889,735	–	–
Exercised into 1.10 common shares and warrants	(300,000)	330,000	330,000

Balance, January 31, 2021	5,589,735	330,000	330,000